Retirement and Welfare Benefits	12 Months Ended
Dec. 31, 2023
Retirement and Welfare Benefits [Abstract]
RETIREMENT AND WELFARE BENEFITS

NOTE 16 – RETIREMENT AND WELFARE BENEFITS

The Company’s full-time employees are entitled to staff welfare benefits including medical care, casualty, housing benefits, education benefits, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to accrue the employer-portion for these benefits based on certain percentages of the employees’ salaries. The total provision for such employee benefits is $3,273,677, $5,701,074 and $3,429,528 during the years ended December 31, 2023, 2022 and 2021, respectively, of which $nil, $ nil and $209,120, respectively, was charged to cost of revenue, $473,729, $994,290 and $591,410, respectively, was charged to selling and marketing expenses, $392,984, $642,496 and $456,370, respectively, was charged to general and administrative expenses and $2,406,964, $4,064,288 and $2,172,628, respectively, was charged to research and development expenses. The Group is required to make contributions to the plan out of the amounts accrued for all staff welfare benefits except for education benefits. The PRC government is responsible for the staff welfare benefits including medical care, casualty, housing benefits, unemployment insurance and pension benefits to be paid to these employees.